Significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2019
Software - Internally generated [Member]
Statement Line Items [Line Items]
Amortization rate	5 years straight line
Software - Acquired [Member]
Statement Line Items [Line Items]
Amortization rate	30% declining balance